PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Other Post-Employment Benefits - Narrative (Details) - Net periodic OPEB cost - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2021	Apr. 30, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Gain on plan amendment and curtailment			$ (3)
Poland
Disclosure of defined benefit plans [line items]
Defined benefit plan transition period		10 years
Gain on plan amendment and curtailment	$ 51,000